Prepaid Expenses and Other Current Assets, Net - Schedule of Individual Loan Exceeding of Current Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Borrowers A [Member]
Schedule of Individual Loan Exceeding of Current Assets [Line Items]
Principal Amount	$ 1,500,000	$ 1,500,000
Annual Interest Rate	8.00%	8.00%
Interest Receivable	$ 60,000	$ 35,836
Contract Term	2024.03.13-2025.03.13	2024.03.13-2025.03.13
Borrowers B [Member]
Schedule of Individual Loan Exceeding of Current Assets [Line Items]
Principal Amount	$ 1,020,000	$ 1,020,000
Annual Interest Rate	8.00%	8.00%
Interest Receivable	$ 40,800	$ 30,404
Contract Term	2024.02.15-2025.02.15	2024.02.15-2025.02.15
Borrowers A [Member]
Schedule of Individual Loan Exceeding of Current Assets [Line Items]
Principal Amount	$ 500,000	$ 500,000
Annual Interest Rate	8.00%	8.00%
Interest Receivable	$ 20,000	$ 1,425
Contract Term	2024.06.17-2025.06.17	2024.06.17-2025.06.17
Borrowers A [Member]
Schedule of Individual Loan Exceeding of Current Assets [Line Items]
Principal Amount	$ 1,000,000
Annual Interest Rate	8.00%
Interest Receivable	$ 10,740
Contract Term	2024.11.12-2025.11.12